Schedule of Investments (unaudited)
September 30, 2024
BlackRock LifePath® Dynamic 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 78.8%
BlackRock Advantage Emerging Markets Fund, Class K	409,047	$ 4,438,159
BlackRock Tactical Opportunities Fund, Class K	319,047	4,530,466
Diversified Equity Master Portfolio	$88,033,497	88,033,497
International Tilts Master Portfolio	$20,080,279	20,080,279
iShares Developed Real Estate Index Fund, Class K	583,132	6,122,881
iShares MSCI Canada ETF	7,372	306,085
iShares MSCI EAFE Small-Cap ETF(b)	58,524	3,962,075
iShares Russell 2000 ETF	1,403	309,909
		127,783,351
Fixed-Income Funds — 1.0%
BlackRock Diversified Fixed Income Fund, Class K	7,127	70,127
BlackRock High Yield Bond Portfolio, Class K	94,138	681,560
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	4,269	482,312
iShares TIPS Bond ETF	3,329	367,755
		1,601,754

Security	Shares	Value
Money Market Funds — 19.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)	1,700,194	$ 1,701,724
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)	30,043,715	30,043,715
		31,745,439
Total Investments — 99.4% (Cost: $140,393,708)		161,130,544
Other Assets Less Liabilities — 0.6%		939,285
Net Assets — 100.0%		$ 162,069,829

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 3,889,284	$ 31,501	$ —	$ —	$ 517,374	$ 4,438,159	409,047	$ 31,502	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	694,666	1,006,041 (a)	—	655	362	1,701,724	1,700,194	3,136 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,897,040	17,146,675 (a)	—	—	—	30,043,715	30,043,715	851,877	—
BlackRock Diversified Fixed Income Fund, Class K	32,576	36,123	—	—	1,428	70,127	7,127	2,403	—
BlackRock High Yield Bond Portfolio, Class K	745,327	589,630	(672,752)	6,883	12,472	681,560	94,138	39,509	—
BlackRock Tactical Opportunities Fund, Class K	4,240,133	—	—	—	290,333	4,530,466	319,047	—	—
Diversified Equity Master Portfolio	51,514,186	22,572,133 (a)(c)	—	6,934,830	7,012,348	88,033,497	$88,033,497	1,129,354	—
International Tilts Master Portfolio	14,287,498	3,609,694 (a)(c)	—	1,021,995	1,161,092	20,080,279	$20,080,279	387,918	—
iShares Developed Real Estate Index Fund, Class K	3,278,738	2,581,184	(365,000)	(10,458)	638,417	6,122,881	583,132	87,896	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	472,408	—	—	—	9,904	482,312	4,269	13,599	—
iShares MSCI Canada ETF	—	306,137	—	—	(52)	306,085	7,372	—	—
iShares MSCI EAFE Small-Cap ETF	3,622,636	—	—	—	339,439	3,962,075	58,524	52,620	—
iShares Russell 2000 ETF	—	309,919	—	—	(10)	309,909	1,403	—	—
iShares TIPS Bond ETF	204,768	152,615	—	—	10,372	367,755	3,329	7,075	—
				$ 7,953,905	$ 9,993,479	$ 161,130,544		$ 2,606,889	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	8	12/12/24	$ 1,487	$ 61,527
S&P/TSE 60 Index	17	12/19/24	3,631	68,445
Ultra U.S. Treasury Bond	14	12/19/24	1,866	(11,025)
E-mini Russell 2000 Index	54	12/20/24	6,073	258,037
MSCI EAFE Index	76	12/20/24	9,454	196,884
MSCI Emerging Markets Index	187	12/20/24	10,965	698,817
S&P 500 Micro E-Mini Index	241	12/20/24	7,006	133,512
				$ 1,406,197
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	6,674,244	USD	4,434,901	JPMorgan Chase Bank N.A.	12/18/24	$ 182,986
CAD	2,057,548	USD	1,515,873	Deutsche Bank AG	12/18/24	8,488
CAD	4,331,734	USD	3,191,305	Deutsche Bank AG	12/18/24	17,917
CAD	834,000	USD	615,337	Morgan Stanley & Co. International PLC	12/18/24	2,543
EUR	2,590,603	USD	2,864,079	Morgan Stanley & Co. International PLC	12/18/24	28,653
						240,587
EUR	232,000	USD	259,151	Morgan Stanley & Co. International PLC	12/18/24	(94)
USD	108,344	EUR	98,000	Deutsche Bank AG	12/18/24	(1,085)
						(1,179)
						$ 239,408
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.38%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	1,762	$ 150,152	$ —	$ 150,152
1-Day SOFR plus 0.40%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	170	14,467	—	14,467
1-Day SOFR plus 0.40%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	789	67,153	—	67,153
1-Day SOFR plus 0.68%, 4.96%	At Termination	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Goldman Sachs International	N/A	10/04/24	USD	244	20,534	—	20,534
									$ 252,306	$ —	$ 252,306

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2055 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 19,669,575	$ —	$ —	$ 19,669,575
Fixed-Income Funds	1,601,754	—	—	1,601,754
Money Market Funds	31,745,439	—	—	31,745,439
	$53,016,768	$—	$—	53,016,768
Investments Valued at NAV(a)				108,113,776
				$ 161,130,544
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 1,355,695	$ 313,833	$ —	$ 1,669,528
Foreign Currency Exchange Contracts	—	240,587	—	240,587
Liabilities
Foreign Currency Exchange Contracts	—	(1,179)	—	(1,179)
Interest Rate Contracts	(11,025)	—	—	(11,025)
	$1,344,670	$553,241	$—	$1,897,911

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
Schedule of Investments